American Century Investments®
Quarterly Portfolio Holdings
American Century®Small Cap Growth Insights ETF (ACSG)
May 31, 2026

Small Cap Growth Insights ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 3.7%
AAR Corp.(1)	1,118	125,909
Astronics Corp.(1)	1,443	125,541
ATI, Inc.(1)	387	67,787
Carpenter Technology Corp.	125	58,623
Hexcel Corp.	1,513	135,852
Karman Holdings, Inc.(1)	1,457	83,778
Kratos Defense & Security Solutions, Inc.(1)	949	60,859
		658,349
Automobile Components — 0.6%
Garrett Motion, Inc.	1,930	63,227
Patrick Industries, Inc.	390	35,303
		98,530
Banks — 1.7%
Bancorp, Inc.(1)	1,524	84,064
Coastal Financial Corp.(1)	720	51,250
Heritage Financial Corp.	604	16,459
Southstate Bank Corp.	620	58,745
TFS Financial Corp.	1,778	28,288
Triumph Financial, Inc.(1)	786	56,002
		294,808
Beverages — 0.4%
Vita Coco Co., Inc.(1)	814	61,156
Biotechnology — 10.3%
ACADIA Pharmaceuticals, Inc.(1)	3,046	65,976
Alkermes PLC(1)	1,849	78,009
Arcutis Biotherapeutics, Inc.(1)	2,601	55,818
Arrowhead Pharmaceuticals, Inc.(1)	1,363	106,191
BioCryst Pharmaceuticals, Inc.(1)	1,898	16,911
Bridgebio Pharma, Inc.(1)	1,614	106,944
Celldex Therapeutics, Inc.(1)	1,445	45,416
CG oncology, Inc.(1)	744	46,344
Cogent Biosciences, Inc.(1)	1,594	55,726
Cytokinetics, Inc.(1)	778	59,719
Evommune, Inc.(1)	1,393	32,360
Halozyme Therapeutics, Inc.(1)	483	32,139
Ionis Pharmaceuticals, Inc.(1)	740	56,610
Ironwood Pharmaceuticals, Inc.(1)	4,449	15,883
Krystal Biotech, Inc.(1)	132	40,792
Madrigal Pharmaceuticals, Inc.(1)	223	110,891
Mineralys Therapeutics, Inc.(1)	1,790	56,385
Newamsterdam Pharma Co. NV(1)	1,209	40,719
Novavax, Inc.(1)	2,061	22,609
Nuvalent, Inc., Class A(1)	709	78,267
Praxis Precision Medicines, Inc.(1)	193	67,544
Protagonist Therapeutics, Inc.(1)	848	84,427
PTC Therapeutics, Inc.(1)	810	59,819
Revolution Medicines, Inc.(1)	512	80,630
Scholar Rock Holding Corp.(1)	1,247	61,477
TG Therapeutics, Inc.(1)	1,530	58,048

UroGen Pharma Ltd.(1)	2,041	57,413
Vaxcyte, Inc.(1)	758	38,961
Vera Therapeutics, Inc.(1)	1,385	49,195
Veracyte, Inc.(1)	1,091	50,557
Viking Therapeutics, Inc.(1)	900	29,466
Xenon Pharmaceuticals, Inc.(1)	1,149	62,885
		1,824,131
Broadline Retail — 0.3%
Etsy, Inc.(1)	285	19,357
Ollie's Bargain Outlet Holdings, Inc.(1)	460	37,550
		56,907
Building Products — 2.6%
CSW Industrials, Inc.	143	39,607
Hayward Holdings, Inc.(1)	8,626	121,713
Modine Manufacturing Co.(1)	589	164,278
Trex Co., Inc.(1)	2,081	86,153
Zurn Elkay Water Solutions Corp.	874	41,078
		452,829
Capital Markets — 2.6%
Etoro Group Ltd., Class A(1)	1,370	57,513
FactSet Research Systems, Inc.	114	27,983
Hamilton Lane, Inc., Class A	723	62,995
Miami International Holdings, Inc.(1)	1,519	71,773
Piper Sandler Cos.	1,051	82,409
Victory Capital Holdings, Inc., Class A	1,871	158,193
		460,866
Chemicals — 1.4%
Element Solutions, Inc.	2,210	93,770
Scotts Miracle-Gro Co.	1,054	62,186
Sensient Technologies Corp.	828	94,268
		250,224
Commercial Services and Supplies — 1.2%
Casella Waste Systems, Inc., Class A(1)	976	80,198
OPENLANE, Inc.(1)	3,544	135,026
		215,224
Communications Equipment — 1.6%
Calix, Inc.(1)	510	20,272
Extreme Networks, Inc.(1)	3,606	95,595
Gilat Satellite Networks Ltd.(1)	2,947	50,600
Viavi Solutions, Inc.(1)	2,014	97,800
Vistance Networks, Inc.(1)	1,779	22,202
		286,469
Construction and Engineering — 4.3%
Argan, Inc.	241	160,752
Construction Partners, Inc., Class A(1)	684	79,665
IES Holdings, Inc.(1)	128	86,829
Primoris Services Corp.	630	79,241
Sterling Infrastructure, Inc.(1)	407	350,362
		756,849
Construction Materials — 0.4%
Titan America SA(1)	3,234	52,617
U.S. Lime & Minerals, Inc.	150	17,099
		69,716

Consumer Finance — 1.9%
Dave, Inc.(1)	306	86,463
Enova International, Inc.(1)	463	74,779
Figure Technology Solutions, Inc., Class A(1)	1,422	50,268
FirstCash Holdings, Inc.	344	75,649
Upstart Holdings, Inc.(1)	1,410	47,644
		334,803
Consumer Staples Distribution & Retail — 0.9%
PriceSmart, Inc.	498	84,655
Sprouts Farmers Market, Inc.(1)	909	75,102
		159,757
Diversified Consumer Services — 0.9%
Covista, Inc.(1)	545	64,201
Frontdoor, Inc.(1)	1,171	72,684
Stride, Inc.(1)	170	15,705
		152,590
Diversified Telecommunication Services — 0.4%
Lumen Technologies, Inc.(1)	6,305	69,292
Electric Utilities — 0.2%
Oklo, Inc.(1)	556	37,185
Electrical Equipment — 6.0%
Bloom Energy Corp., Class A(1)	2,288	652,080
Nextpower, Inc., Class A(1)	1,005	157,182
Powell Industries, Inc.	445	126,567
Regal Rexnord Corp.	455	91,801
Vicor Corp.(1)	98	32,814
		1,060,444
Electronic Equipment, Instruments and Components — 6.2%
Advanced Energy Industries, Inc.	154	46,536
Cognex Corp.	1,766	116,291
Crane NXT Co.	882	34,257
Fabrinet(1)	361	236,152
Frequency Electronics, Inc.(1)	347	26,330
Itron, Inc.(1)	532	43,879
Littelfuse, Inc.	287	133,992
Mirion Technologies, Inc.(1)	4,892	89,426
Novanta, Inc.(1)	832	132,563
OSI Systems, Inc.(1)	291	63,074
Plexus Corp.(1)	673	180,606
		1,103,106
Energy Equipment and Services — 1.2%
Expro Group Holdings NV(1)	3,336	49,273
Solaris Energy Infrastructure, Inc., Class A	870	60,500
Tidewater, Inc.(1)	547	40,199
Transocean Ltd.(1)	10,775	66,697
		216,669
Financial Services — 1.2%
Chime Financial, Inc., Class A(1)	3,497	65,044
Dlocal Ltd.	2,355	27,930
Paymentus Holdings, Inc., Class A(1)	1,320	31,007
Remitly Global, Inc.(1)	2,340	46,847
Sezzle, Inc.(1)	420	49,623
		220,451

Food Products — 0.4%
Freshpet, Inc.(1)	862	44,479
Mama's Creations, Inc.(1)	1,204	16,615
Tootsie Roll Industries, Inc.	375	14,142
		75,236
Health Care Equipment and Supplies — 1.9%
Alphatec Holdings, Inc.(1)	9,983	77,368
Envista Holdings Corp.(1)	1,363	32,099
Lantheus Holdings, Inc.(1)	572	56,800
SI-BONE, Inc.(1)	4,285	60,418
TransMedics Group, Inc.(1)	337	22,646
UFP Technologies, Inc.(1)	407	89,581
		338,912
Health Care Providers and Services — 6.2%
Alignment Healthcare, Inc.(1)	1,382	21,172
BrightSpring Health Services, Inc.(1)	1,290	79,567
Concentra Group Holdings Parent, Inc.	787	19,573
Encompass Health Corp.	918	97,170
Ensign Group, Inc.	570	95,561
Guardant Health, Inc.(1)	1,249	161,983
HealthEquity, Inc.(1)	1,142	100,485
Hims & Hers Health, Inc.(1)	1,594	41,683
Hinge Health, Inc., Class A(1)	1,403	78,863
Omada Health, Inc.(1)	5,632	101,207
Option Care Health, Inc.(1)	2,259	47,145
PACS Group, Inc.(1)	1,692	62,012
Privia Health Group, Inc.(1)	1,380	29,684
RadNet, Inc.(1)	1,712	95,067
U.S. Physical Therapy, Inc.	963	61,882
		1,093,054
Health Care REITs — 0.4%
American Healthcare REIT, Inc.	1,375	67,224
Health Care Technology — 0.2%
Waystar Holding Corp.(1)	1,650	32,851
Hotels, Restaurants and Leisure — 1.9%
Brinker International, Inc.(1)	521	74,180
Genius Sports Ltd.(1)	3,866	22,655
Life Time Group Holdings, Inc.(1)	3,682	121,800
Rush Street Interactive, Inc.(1)	2,090	52,961
Shake Shack, Inc., Class A(1)	824	52,991
Six Flags Entertainment Corp.(1)	911	19,140
		343,727
Household Durables — 0.3%
Champion Homes, Inc.(1)	273	20,101
Installed Building Products, Inc.	77	16,168
LGI Homes, Inc.(1)	407	19,459
		55,728
Independent Power and Renewable Electricity Producers — 1.6%
Fervo Energy Co., Class A(1)	872	31,967
Talen Energy Corp.(1)	362	140,022
TransAlta Corp.	7,550	107,611
		279,600

Insurance — 1.2%
Baldwin Insurance Group, Inc.(1)	1,524	29,596
Bowhead Specialty Holdings, Inc.(1)	2,242	59,682
Oscar Health, Inc., Class A(1)	2,596	57,709
Palomar Holdings, Inc.(1)	465	49,774
Trupanion, Inc.(1)	653	14,248
		211,009
Interactive Media and Services — 0.1%
Cargurus, Inc.(1)	840	25,082
IT Services — 0.8%
DigitalOcean Holdings, Inc.(1)	771	120,238
Grid Dynamics Holdings, Inc.(1)	3,006	21,643
		141,881
Leisure Products — 0.7%
Brunswick Corp.	690	57,794
Callaway Golf Co.(1)	4,366	67,237
		125,031
Machinery — 3.0%
CECO Environmental Corp.(1)	2,143	160,189
ESCO Technologies, Inc.	444	129,604
Federal Signal Corp.	330	35,211
Flowserve Corp.	1,163	87,818
Mueller Water Products, Inc., Class A	1,410	35,546
RBC Bearings, Inc.(1)	147	84,078
		532,446
Media — 1.3%
Ibotta, Inc., Class A(1)	470	16,097
Magnite, Inc.(1)	6,142	88,015
New York Times Co., Class A	1,027	77,241
Sirius XM Holdings, Inc.	1,269	37,461
Stagwell, Inc.(1)	2,504	17,553
		236,367
Metals and Mining — 1.9%
Coeur Mining, Inc.	3,372	65,147
Contango Silver & Gold, Inc.(1)	1,104	22,201
Hecla Mining Co.	1,449	25,749
Idaho Strategic Resources, Inc.(1)	433	16,935
Materion Corp.	498	109,580
SSR Mining, Inc.(1)	3,313	103,432
		343,044
Oil, Gas and Consumable Fuels — 1.5%
Centrus Energy Corp., Class A(1)	272	49,632
Comstock Resources, Inc.(1)	1,021	13,610
Energy Fuels, Inc.(1)	2,516	45,841
Kinetik Holdings, Inc.	973	44,709
Murphy Oil Corp.	2,572	93,081
Vitesse Energy, Inc.	943	16,295
		263,168
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(1)	1,556	71,607
Pharmaceuticals — 2.2%
Amneal Pharmaceuticals, Inc.(1)	2,790	36,744
CorMedix, Inc.(1)	2,515	21,227
Crinetics Pharmaceuticals, Inc.(1)	1,631	57,982
Edgewise Therapeutics, Inc.(1)	1,973	67,398

Eton Pharmaceuticals, Inc.(1)	1,240	37,758
Harrow, Inc.(1)	544	19,154
Indivior Pharmaceuticals, Inc.(1)	1,874	67,502
Liquidia Corp.(1)	322	19,919
Nuvation Bio, Inc.(1)	7,444	35,582
Zevra Therapeutics, Inc.(1)	2,890	33,495
		396,761
Professional Services — 2.4%
Clarivate PLC(1)	10,716	27,112
First Advantage Corp.(1)	4,037	64,592
Innodata, Inc.(1)	409	42,937
Kforce, Inc.	554	26,032
Korn Ferry	1,084	75,858
Paylocity Holding Corp.(1)	242	27,813
Planet Labs PBC(1)	2,940	150,352
Upwork, Inc.(1)	1,920	16,934
		431,630
Real Estate Management and Development — 1.2%
Colliers International Group, Inc.	615	58,031
Compass, Inc., Class A(1)	6,679	54,968
FirstService Corp. (Toronto)	423	56,707
Landbridge Co. LLC, Class A	236	16,563
Opendoor Technologies, Inc.(1)	3,924	19,777
		206,046
Retail REITs — 0.3%
Agree Realty Corp.	489	36,259
NETSTREIT Corp.	1,065	21,577
		57,836
Semiconductors and Semiconductor Equipment — 8.7%
Ambarella, Inc.(1)	611	44,102
Credo Technology Group Holding Ltd.(1)	1,591	375,524
Enphase Energy, Inc.(1)	903	61,729
Impinj, Inc.(1)	606	91,506
Kulicke & Soffa Industries, Inc.	257	26,186
Lattice Semiconductor Corp.(1)	740	108,839
MACOM Technology Solutions Holdings, Inc.(1)	383	139,657
MKS, Inc.	356	115,436
Onto Innovation, Inc.(1)	303	78,247
Rambus, Inc.(1)	504	73,312
Semtech Corp.(1)	694	105,863
Silicon Laboratories, Inc.(1)	662	144,051
SiTime Corp.(1)	252	178,970
		1,543,422
Software — 6.5%
Agilysys, Inc.(1)	1,180	102,141
Asana, Inc., Class A(1)	3,369	25,941
Braze, Inc., Class A(1)	2,640	67,663
Clear Secure, Inc., Class A	1,457	80,791
Core Scientific, Inc.(1)	4,908	131,780
Descartes Systems Group, Inc.(1)	786	57,983
Elastic NV(1)	767	49,625
Freshworks, Inc., Class A(1)	1,923	18,672
Intapp, Inc.(1)	990	22,859
InterDigital, Inc.	92	23,192
Klaviyo, Inc., Class A(1)	3,729	59,067

Life360, Inc.(1)	607	25,791
Pegasystems, Inc.	999	35,694
Porch Group, Inc.(1)	2,074	21,611
Q2 Holdings, Inc.(1)	1,690	80,022
Qualys, Inc.(1)	840	91,804
Riot Platforms, Inc.(1)	4,203	113,943
Tenable Holdings, Inc.(1)	1,320	37,264
Varonis Systems, Inc.(1)	919	31,384
Zeta Global Holdings Corp., Class A(1)	2,820	64,550
		1,141,777
Specialty Retail — 2.4%
Abercrombie & Fitch Co., Class A(1)	410	31,660
Boot Barn Holdings, Inc.(1)	506	85,954
Five Below, Inc.(1)	502	114,135
National Vision Holdings, Inc.(1)	3,142	52,629
RealReal, Inc.(1)	5,493	52,953
Urban Outfitters, Inc.(1)	236	17,145
Wayfair, Inc., Class A(1)	1,058	76,451
		430,927
Trading Companies and Distributors — 1.9%
Applied Industrial Technologies, Inc.	273	82,940
Herc Holdings, Inc.	814	108,262
SiteOne Landscape Supply, Inc.(1)	618	67,115
Xometry, Inc., Class A(1)	721	68,704
		327,021
Water Utilities — 0.2%
H2O America	484	27,990
TOTAL COMMON STOCKS (Cost $15,151,489)		17,639,732
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(1) (Cost $315)	485	315
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1)	200	134
Opendoor Technologies, Inc.(1)	200	62
Opendoor Technologies, Inc.(1)	200	52
		248
TOTAL WARRANTS (Cost $—)		248
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $56,654)	56,654	56,654
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $15,208,458)		17,696,949
OTHER ASSETS AND LIABILITIES — 0.1%		10,927
TOTAL NET ASSETS — 100.0%		$17,707,876

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$17,475,414	$164,318	—
Rights	315	—	—
Warrants	248	—	—
Short-Term Investments	56,654	—	—
	$17,532,631	$164,318	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.